RELATED PARTIES' TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTIES' TRANSACTIONS AND BALANCES
NOTE 11 -    RELATED PARTIES’ TRANSACTIONS AND BALANCES

The amounts in the table below refer to TAT engineering joint venture and affiliates.

Transactions:

	Year ended December 31,
	2020	2019	2018

Income -
Sales to related-party company (*)	$173	$596	$1,251
Cost and expenses -
Supplies from related party (*)	$362	$552	$59

Balances:

	December 31,
	2020	2019

Trade receivables and other receivables (*)	$740	$706
Trade payables and other payables (*)	$122	$154

(*) includes mainly transactions with affiliated companies.